Segment Information (Details) - Schedule of net sales by product category and revenue stream - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Product Category [Member]
Segment Information (Details) - Schedule of net sales by product category and revenue stream [Line Items]
Total Net Sales		$ 2,376,225	$ 2,114,872
Product Category [Member] | Components & Storage [Member]
Segment Information (Details) - Schedule of net sales by product category and revenue stream [Line Items]
Total Net Sales		1,346,053	1,311,608
Product Category [Member] | Computer System [Member]
Segment Information (Details) - Schedule of net sales by product category and revenue stream [Line Items]
Total Net Sales		644,923	403,203
Product Category [Member] | Office Solutions [Member]
Segment Information (Details) - Schedule of net sales by product category and revenue stream [Line Items]
Total Net Sales		155,526	155,592
Product Category [Member] | Others [Member]
Segment Information (Details) - Schedule of net sales by product category and revenue stream [Line Items]
Total Net Sales		229,723	244,469
Revenue Stream [Member]
Segment Information (Details) - Schedule of net sales by product category and revenue stream [Line Items]
Total Net Sales		2,376,225	2,114,872	$ 1,533,928
Revenue Stream [Member] | Direct sales revenues [Member]
Segment Information (Details) - Schedule of net sales by product category and revenue stream [Line Items]
Total Net Sales	[1]	2,243,421	1,974,897	1,476,826
Revenue Stream [Member] | Marketplace revenues [Member]
Segment Information (Details) - Schedule of net sales by product category and revenue stream [Line Items]
Total Net Sales	[2]	63,492	57,640	45,571
Revenue Stream [Member] | Services revenues [Member]
Segment Information (Details) - Schedule of net sales by product category and revenue stream [Line Items]
Total Net Sales	[3]	$ 69,312	$ 82,335	$ 11,532

[1]	Includes all first-party product sales where Newegg owns and sells its own inventories within its websites and third-party marketplace platforms.
[2]	Includes all the commission revenues earned from sales made by sellers on its websites.
[3]	Includes all revenue recognized from providing services to customers, including third-party logistics services, advertising services, and all other third-party seller services.